Restricted Stock and Restricted Stock Units ("RSUs") - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) - $ / shares		6 Months Ended	12 Months Ended
	Aug. 21, 2014	Jun. 30, 2015	Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs non-vested at beginning of period		168,750	0
Restricted stock and RSUs granted	346,875	0	346,875
Restricted stock and RSUs vested		(168,750)	(178,125)
Restricted stock and RSUs forfeited		0	0
Restricted stock and RSUs non-vested at end of period		0	168,750
Restricted stock and RSUs non-vested at beginning of period		$ 10.40	$ 0
Restricted stock and RSUs granted		0	10.40
Restricted stock and RSUs vested		10.40	10.40
Restricted stock and RSUs forfeited		0	0
Restricted stock and RSUs non-vested at end of period		$ 0	$ 10.40
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs non-vested at beginning of period		199,584	0
Restricted stock and RSUs granted	121,875	412,354	422,980
Restricted stock and RSUs vested		(189,016)	(223,396)
Restricted stock and RSUs forfeited		0	0
Restricted stock and RSUs non-vested at end of period		422,922	199,584
Restricted stock and RSUs non-vested at beginning of period		$ 10.70	$ 0
Restricted stock and RSUs granted			10.84
Restricted stock and RSUs vested			11.19
Restricted stock and RSUs forfeited		0	0
Restricted stock and RSUs non-vested at end of period			$ 10.70
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs granted		0.51
Restricted stock and RSUs vested		0.51
Restricted stock and RSUs non-vested at end of period		0.51
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and RSUs granted		6.07
Restricted stock and RSUs vested		6.07
Restricted stock and RSUs non-vested at end of period		$ 11.00